Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories	Inventories

	December 31, 2022		December 31, 2021
Finished products	Ps.	53,185	Ps.	40,742
Raw materials		6,383		6,138
Spare parts		1,159		1,109
Work in process		1,028		960
Inventories in transit		469		1,947
	Ps.	62,224	Ps.	50,896

For the years ended 2022, 2021 and 2020, the Company recognized write-downs of its inventories for Ps. 2,040, Ps. 1,871 and Ps. 2,046 to net realizable value, respectively.
For the years ended 2022, 2021 and 2020, changes in inventories are comprised of the following and included in the consolidated income statement under the cost of goods sold caption:

	2022		2021		2020
Changes in inventories of finished goods and work in progress	Ps.	270,345	Ps.	246,134	Ps.	209,410
Raw materials and consumables used		114,857		85,286		79,896
Total	Ps.	385,202	Ps.	331,420	Ps.	289,306